As filed with the Securities and Exchange Commission on March 17, 2015

Registration No. 333-187642

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒	PRE-EFFECTIVE AMENDMENT NO. 10
☐	POST-EFFECTIVE AMENDMENT NO.
☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

GOLDMAN SACHS BDC, INC.

(Exact name of Registrant as Specified in Charter)

200 West Street New York, New York 10282

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 902-0300

Jonathan Lamm

Goldman Sachs BDC, Inc.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies of information to:

Stuart Gelfond, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, New York 10004 Telephone: (212) 859-8000 Facsimile: (212) 859-4000

Geoffrey R.T. Kenyon, Esq.

Richard Horowitz, Esq.

Dechert LLP
1095 Avenue of the Americas

New York, NY 10036

Telephone: (212) 698-3500
Facsimile: (212) 698-3599

Monica J. Shilling, Esq.
Proskauer Rose LLP
2049 Century Park East, 32nd Floor
Los Angeles, CA 90067-3206
Telephone: (310) 557-2900
Facsimile: (310) 557-2193

Margery K. Neale, Esq. James G. Silk, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019 Telephone: (212) 728-8000 Facsimile: (212) 728-9294

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than Securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price (1)(2)	Amount of Registration Fee (3)
Common Stock, $0.001 par value per share	$144,900,000	$16,837.38

(1)	Includes the underwriters’ over-allotment option.
(2)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(3)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Amendment No. 10 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to complete Item 27, revise the exhibit list and file additional exhibits. Accordingly, this Amendment No. 10 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged and have been omitted.

GOLDMAN SACHS BDC, INC.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements

The following financial statements are provided in Part A of this Registration Statement for Goldman Sachs BDC, Inc. (and its predecessor Goldman Sachs Liberty Harbor Capital, LLC) (the “Registrant”):

Audited Financial Statements

Report of Independent Registered Public Accounting Firm	F-2

Statements of Assets and Liabilities as of December 31, 2014 and December 31, 2013	F-3

Statements of Operations for the years ended December 31, 2014 and December 31, 2013 and for the period from November 15, 2012 (commencement of operations) through December 31, 2012	F-4

Statements of Changes in Net Assets for the years ended December 31, 2014 and December 31, 2013 and for the period from November 15, 2012 (commencement of operations) through December 31, 2012	F-5

Statements of Cash Flows for the years ended ended December 31, 2014 and December 31, 2013 and for the period from November 15, 2012 (commencement of operations) through December 31, 2012	F-6

Schedules of Investments as of December 31, 2014 and December 31, 2013	F-7

Notes to Financial Statements	F-12

(2) Exhibits

(a)	Certificate of Incorporation. (1)

(b)	Bylaws. (1)

(c)	Not Applicable.

(d)	Not Applicable.

(e)	Dividend Reinvestment Plan of Goldman Sachs BDC, Inc.

(f)	Not Applicable.

(g)	Amended and Restated Investment Management Agreement, dated as of January 1, 2015, between the Goldman Sachs BDC, Inc. and Goldman Sachs Asset Management, L.P. (1)

(h)	Form of Underwriting Agreement.

(i)	Not Applicable.

(j)	Custody Agreement, dated as of April 1, 2013, between Registrant and State Street Bank and Trust Company. (2)

(k)(1)	Transfer Agency Agreement, dated as of April 1, 2013, between Registrant and Goldman, Sachs & Co.

(k)(2)	Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company.

(k)(3)	Administration Agreement, dated as of April 1, 2013, between Registrant and State Street Bank and Trust Company. (1)

(k)(4)	License Agreement, dated as of April 1, 2013, between the Registrant and the Goldman, Sachs & Co. (1)

(k)(5)	Senior Secured Revolving Credit Agreement, dated as of September 19, 2013 among Goldman Sachs BDC, Inc., as Borrower, the Lenders party thereto, and SunTrust Bank, as Administrative Agent. (2)

(k)(5)(a)	First Omnibus Amendment to Senior Secured Revolving Credit Agreement and Guarantee and Security Agreement, dated as of October 3, 2014 among Goldman Sachs BDC, Inc., as Borrower, the Lenders party thereto, and SunTrust Bank, as Administrative Agent and as Collateral Agent. (2)

(k)(6)	Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of July 18, 2014, between Goldman Sachs BDC, Inc. and Regents of the University of California. (1)

(k)(6)(a)	First Amendment to Senior Credit Fund, LLC Limited Liability Company Agreement, dated as of October 1, 2014, between Goldman Sachs BDC, Inc. and Regents of the University of California.

(l)	Opinion and Consent of Fried, Frank, Harris, Shriver & Jacobson LLP. (1)

(m)	Not Applicable.

(n)(1)	Report of Independent Registered Public Accounting Firm, regarding “senior securities” table contained herein. (1)

(n)(2)	Consent of Independent Registered Public Accounting Firm. (3)

(o)	Not Applicable.

(p)	Not Applicable.

(q)	Not Applicable.

(r)(1)	Code of Ethics of Registrant. (1)

(r)(2)	Code of Ethics of Goldman Sachs Asset Management, L.P. (2)

(1)	Previously filed on March 3, 2015 as an exhibit to Amendment No. 7 to this registration statement.
(2)	Previously filed on March 10, 2015 as an exhibit to Amendment No. 8 to this registration statement.
(3)	Previously filed on March 10, 2015 as an exhibit to Amendment No. 9 to this registration statement.

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$16,837
New York Stock Exchange listing fees	20,000
Financial Industry Regulatory Authority fees	22,235
Printing expenses (1)	219,411
Accounting fees and expenses (1)	365,000
Legal fees and expenses (1)	2,195,802
Miscellaneous (1)	160,715

Total	3,000,000

(1) These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28. Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Registrant’s common stock at January 31, 2015.

Title of Class	Number of Record Holders
Common shares, par value $0.001 per share	749

Item 30. Indemnification

As permitted by Section 102 of the Delaware General Corporation Law (“DGCL”), the Registrant has adopted provisions in its certificate of incorporation, as amended, that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the Registrant, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to the Registrant or its stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s certificate of incorporation and bylaws each provide that all directors, officers, employees and agents of the Registrant will be entitled to be indemnified by us to the fullest extent permitted by the DGCL, subject to the requirements of the Investment Company Act. Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL empowers the Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of the fact that the person is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if (1) such person acted in good faith, (2) in a manner such person reasonably believed to be in or not opposed to the best interests of the Registrant and (3) with respect to any criminal action or proceeding, such person had no reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL empowers the Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner the person reasonably believed to be in, or not opposed to, the best interests of the Registrant, and except that no indemnification may be made in respect of any claim, issue or matter as to which such person has been adjudged to be liable to the Registrant unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court deems proper.

Section 145(c) of the DGCL provides that to the extent that a present or former director or officer of the Registrant has been successful, on the merits or otherwise, in defense of any action, suit or proceeding referred to in subsections (a) and (b) of Section 145, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding.

Section 145(d) of the DGCL provides that in all cases in which indemnification is permitted under subsections (a) and (b) of Section 145 (unless ordered by a court), it will be made by the Registrant only if it is consistent with the Investment Company Act and as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because the person to be indemnified has met the applicable standard of conduct set forth in those subsections. Such determination must be made, with respect to a person who is a director or officer at the time of such determination, (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion or (4) by the stockholders.

Section 145(e) authorizes the Registrant to pay expenses (including attorneys’ fees) incurred by an officer or director of the Registrant in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of the person to whom the advancement will be made to repay the advanced amounts if it is ultimately determined that he or she was not entitled to be indemnified by the Registrant as authorized by Section 145. Section 145(e) also provides that such expenses (including attorneys’ fees) incurred by former directors and officers or other employees and agents of the Registrant, or persons serving at the request of the Registrant as directors, officers, employees or agents of another corporation, partnership, joint venture, trust or other enterprise may be so paid upon such terms and conditions, if any, as the Registrant deems appropriate.

Section 145(f) provides that indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of such Section are not to be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise.

Section 145(g) authorizes the Registrant to purchase and maintain insurance on behalf of its current and former directors, officers, employees and agents (and on behalf of any person who is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise) against any liability asserted against such person and incurred by such person in any such capacity, or arising out of such person’s status as such, regardless of whether the Registrant would have the power to indemnify such persons against such liability under Section 145.

Section 102(b)(7) of the DGCL allows the Registrant to provide in its certificate of incorporation a provision that limits or eliminates the personal liability of a director of the Registrant to the Registrant or its stockholders for monetary damages for breach of fiduciary duty as a director, provided that such provision may not limit or eliminate the liability of a director (1) for any breach of the director’s duty of loyalty to the Registrant or its stockholders, (2) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (3) under Section 174 of the DGCL, relating to unlawful payment of dividends or unlawful stock purchases or redemption of stock or (4) for any transaction from which the director derived an improper personal benefit. Our certificate of incorporation will provide that our directors will not be liable to us or our stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the current DGCL or as the DGCL may hereafter be amended.

The Administration Agreement provides that we shall indemnify and hold the Administrator harmless from all loss, cost, damage and expense, including reasonable fees and expenses for counsel, incurred by the Administrator resulting from any claim, demand, action or suit in connection with the Administrator’s acceptance of this Agreement, any action or omission by it in the performance of its duties hereunder, or as a result of acting upon any instructions reasonably believed by it to have been duly authorized by us or upon reasonable reliance on information or records given or made by us or our investment adviser, provided that this indemnification shall not apply to actions or omissions of the Administrator, its officers or employees in cases of its or their own negligence, bad faith or willful misconduct.

The Underwriting Agreement provides that we will indemnify the underwriters against specified liabilities for actions taken in their capacities as such, including liabilities under the Securities Act, or contribute to payments that the underwriters may be required to make in respect thereof.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Our Investment Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which our investment adviser, and each managing director, director or executive officer of our investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the section entitled “Management.” Additional information regarding our investment adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-37591), and is incorporated herein by reference.

Item 32. Locations of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Goldman Sachs BDC, Inc., c/o Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282;

(2)	the Transfer Agent, Goldman, Sachs & Co., 200 West Street, New York, New York 10282 (State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, which will serve as the transfer agent upon completion of the initial public offering);

(3)	the Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111; and

(4)	the Investment Adviser, Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	The Registrant undertakes to suspend the offering of shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the Prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, State of New York on the seventeenth day of March, 2015.

GOLDMAN SACHS BDC, INC.
By:	/s/ Brendan McGovern
Name:	Brendan McGovern
Title:	Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Brendan McGovern Brendan McGovern	Chief Executive Officer and President (Principal Executive Officer)	March 17, 2015

/s/ Jonathan Lamm Jonathan Lamm	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 17, 2015

* Ashok N. Bakhru	Director	March 17, 2015

* John P. Coblentz, Jr.	Director	March 17, 2015

* Katherine Uniacke	Director	March 17, 2015

* Richard P. Strubel	Director	March 17, 2015

*By:	/s/ Caroline Kraus
Caroline Kraus Attorney-in-Fact